Impairment of goodwill and other non-current assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Impairment of goodwill and other non-current assets
16.	Impairment of goodwill and other non-current assets
As of December 31, 2021 and 2020, the Group performed an impairment analysis of goodwill and other non-current
assets at the level of cash generating units (CGU). Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2021	December 31, 2020
Yakutugol	Mining	6,935	10,259
KPSC	Power	1,026	1,026
Port Posiet	Mining	756	756
CMP	Steel	683	679
SKCC	Mining	143	143
Port Temryuk	Mining	69	69

Total		9,612	12,932

As of December 31, 2021 and 2020, the recoverable amount of CGUs was determined based on value in use. Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
As of December 31, 2020	2021	2022	2023	2024	2025
Inflation rate in Russia	4.4%	3.7%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.0%	2.9%	2.8%	2.8%	2.8%
Pre-tax discount rate, %	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%

As of December 31, 2021	2022	2023	2024	2025	2026
Inflation rate in Russia	6.6%	3.5%	4.6%	4.2%	3.3%
Inflation rate in European countries	4.2%	2.8%	2.9%	2.9%	2.8%
Pre-tax discount rate, %	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%
A long-term growth rate is calculated in the range
2.7%-3.9%
and is applied to the projected future cash flows after the fifth year.
For the forecasted period from 2022 to 2026, the Group used the following key assumptions on prices for products sold in assessing the recoverable amount of the tested cash generating units:

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA

CMP	Steel	Rails (Rub, thousand/tn)	34–40

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA
CMP	Steel	Rebar (Rub, thousand/tn)	29–34
CMP	Steel	Billets (Rub, thousand/tn)	27–31
USP	Steel	Stampings (Rub, thousand/tn)	113–131
KMP	Mining	Iron ore (Rub, thousand/tn)	4.5–5.3
Yakutugol	Mining	Coking coal (Rub, thousand/tn)	4.3–6.2
Yakutugol	Mining	Steam coal (Rub, thousand/tn)	3.4–5.5
SKCC	Mining	Coking coal (Rub, thousand/tn)	5.7–7.8
SKCC	Mining	Anthracite (Rub, thousand/tn)	5.0–7.6
SKCC	Mining	Steam coal (Rub, thousand/tn)	2.3–4.2
BFP	Steel	Ferrosilicon (Rub, thousand/tn)	70–87
KPSC	Power	Electricity (Rub, thousand/kWh)	2.7–3.2
As of December 31, 2021, the Group performed the impairment testing for the following number of CGUs by segments: Steel – 3, Mining – 5 and Power – 2.
Impairment of goodwill
As a result of testing performed as of December 31, 2021, no impairment loss of goodwill was identified.
According to the identified indicators for impairment of goodwill, an impairment loss as of December 31, 2020 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2020
Yakutugol	3,324

Total	3,324

Goodwill at Yakutugol was impaired in the amount of RUB 3,324 in 2020 due to coal prices decline in long-term forecast along with forthcoming depletion of Neryungrinsky Open Pit, decline in forecasted extraction and sales volumes in 2021-2022 with the shift to the next years as a consequence of market environment impacted by the
COVID-19
pandemic. The remaining carrying value of goodwill was RUB 6,935 million.
According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2019 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2019
Yakutugol	3,139

Total	3,139

Goodwill

at Yakutugol was impaired in the amount of RUB
3,139
in 2019 due to coal prices decline in long-term forecast along with forthcoming depletion of Neryungrinsky Open Pit. The remaining carrying value of goodwill was RUB
10,259
 million.
Impairment of
non-current
assets
According to the results of the impairment analysis, impairment loss of non-current
assets was identified for the following CGUs as of December 31, 2021:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2021
SKPP	2,152
KMP	1,391
Other	613

Total	4,156

The carrying value of property, plant and equipment and
right-of-use
assets at SKPP was written down to nil as of December 31, 2021 due to increased cost of raw materials used in the production in a long-term forecast and decreased production volumes.
In 2021, a federal law was adopted in Russia increasing significantly the mineral extraction tax rate in relation to iron ore, which is mined by KMP, starting 2022. The Group assessed this change in tax legislation as an indication of impairment of assets of KMP. As a result of the impairment test the estimated future cash flows of KMP were determined to be lower than the carrying amount of non-current
assets at KMP and property, plant and equipment and
right-of-use
assets acquired in 2021 for the purpose to maintain production volumes in accordance with the license agreement obligations were written down to nil as of December 31, 2021.
As of December 31, 2021, the Group remeasured its lease liabilities related to certain agreements for land plots resulting in recognition of respective right-of-use
assets and lease liabilities in the amount of RUB 613 million. The right-of-use
assets for such contracts were impaired to nil as the future cash flows related to these right-of-use
assets are negative due to the absence of production activity.
According to the results of the impairment analysis, a reversal of previously recognised impairment loss of non-current
assets was recorded for the following CGU as of December 31, 2021:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2021
BFP	1,257

Total	1,257

An impairment loss on
non-current
assets previously recognised at B
F
P was reversed in the amount of RUB 1,257

million mainly due to
cumulative effect of increased ferrosilicon prices in
mid-term
as a result of strengethened demand upon the recovery of economy, and positive dynamics of forecasted U.S. dollar to Russian ruble exchange rate.

According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31,
2020:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2020

KMP	505
Other	68

Total	573

Estimated future cash flows remained negative at KMP therefore property, plant and equipment and right-of-use
assets acquired in 2020 for the purpose to maintain production volumes in accordance with the license agreement obligations was written down to nil as of December 31, 2020.
According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31,
2019:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2019

BFP	727
KMP	549

Total	1,276

Impairment of
non-current
assets at BFP of RUB 727 million was recognised due to ferrosilicon prices decline in long-term forecast. The remaining carrying value of the property, plant and equipment, right-of-use
assets and mineral licenses of BFP was RUB 702 million. Estimated future cash flows remained negative at KMP therefore property, plant and equipment and right-of-use
assets acquired in 2019 for the purpose to maintain production volumes in accordance with the license agreement obligations was written down to nil as of December 31, 2019.
According to the results of the impairment analysis, reversal of previously recognised impairment loss of non-current
assets was identified for the following CGUs as of December 31,
2019:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2019

Izhstal	2,611

Total	2,611

An impairment loss of
non-current
assets previously recognised at Izhstal was reversed of RUB 2,611 million due to decline in purchase prices for electrodes used as raw materials for steel production in a long-term forecast and decrease in pre-tax
discount rate. The remaining carrying value of the property, plant and equipment and right-of-use
assets of Izhstal was RUB 4,199 million.
Sensitivity analysis
Reasonably possible change in key assumptions used in calculations of value in use could impact recoverable amount which was most sensitive to the growth of discount rate, c
a
sh flows growth rates after the forecasted period and change in operating profit due to changes in sales and extraction volumes and selling prices.
Based on the sensitivity analysis carried out as of December 31, 2021, a 5
% decrease in future planned revenues would trigger impairment of goodwill of RUB
2,376
 million at Yakutugol
.

Decrease in selling prices for ferrosilicon by 2.4%, or increase in discount rate by 3.2 would lead to reduction of gain from reversal of previously recognised impairment loss at BFP, decrease in selling prices for ferrosilicon by 4.6% would lead to absence of reversal of previously recognized impairment loss at BFP. The recoverable amount of BFP based on initial key assumptions exceeds the carrying amount after reversal of impairment by RUB

1,278
 mill
ion.
For the cash-generating units, which were not impaired in the reporting period and for which the reasonably possible changes could lead to impairment, the recoverable amounts would become equal to their carrying amounts if the assumptions used to measure the recoverable amounts changed by the following percentages: decrease in sales prices of

2.8
%,
3.4
% and
2.0
% at SKCC
, Yakutugol and USP, respectively. The recoverable amounts of SKCC, Yakutugol and USP based on initial key assumptions exceed the carrying amounts by RUB 11,428 million, RUB 5,059 million and

RUB 2,807

million, respectively.
Reasonably possible changes in other key assumptions used in assessing recoverable amount of CGUs as of December 31, 2021 do not lead to excess of carrying value over recoverable amount.